Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales to principal customers
Net sales	$ 13,158	$ 13,390	$ 13,147
U.S. Government agencies [Member]
Net sales to principal customers
Net sales	10,439	10,803	10,580
Commercial [Member]
Net sales to principal customers
Net sales	1,527	1,446	1,490
Allied foreign governments [Member]
Net sales to principal customers
Net sales	$ 1,192	$ 1,141	$ 1,077